RELATED PARTY TRANSACTIONS - Additional Information (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)				3 Months Ended	4 Months Ended	9 Months Ended
	Nov. 10, 2020	Nov. 06, 2020	Aug. 26, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party					$ 95,657	$ 1,600
Expenses incurred and paid				$ 10,200		50,200
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000
Proceeds from Related Party Advances			$ 300,000
Repayment of promissory note - related party	$ 95,657				95,657
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid					14,450
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant				$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrant					$ 1.00